FINANCIAL INSTRUMENTS - Fair value of financial instruments - Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Financial assets	R$ 6,359,497	R$ 6,723,810
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	445,627	509,030
Financial assets, at fair value	445,627	509,030
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,810,640	5,176,958
Financial assets, at fair value	4,810,640	5,176,958
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	36,623	52,868
Financial assets, at fair value	36,623	52,868
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	678,899	626,148
Financial assets, at fair value	678,899	626,148
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	387,708	358,806
Financial assets, at fair value	R$ 387,708	R$ 358,806